UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua G. Welch
Title:            Managing Member
Phone:            212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch               New York, NY        14th day of February, 2008
------------------------------
[Signature]                       [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         12

Form 13F Information Table Value Total:                   $120,508
                                                          --------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                                                       FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/   PUT/   INVSTMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS   SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                 COM       548661107    22,715   1,004,200   SH        SHARED-DEFINED        1,004,200
BED BATH & BEYOND INC.        COM       075896100    18,463     628,200   SH        SHARED-DEFINED          628,200
SEARS HLDGS CORP              COM       812350106     9,209      90,236   SH        SHARED-DEFINED           90,236
STAPLES, INC                  COM       855030102     7,244     314,000   SH        SHARED-DEFINED          314,000
TARGET CORP                   COM       87612E106     8,000     160,000   SH        SHARED-DEFINED          160,000
AMERICAN EXPRESS CO. CMN      COM       025816109    10,456     201,000   SH        SHARED-DEFINED          201,000
BEAR STEARNS COS INC          COM       073902108     7,325      83,000   SH        SHARED-DEFINED           83,000
WHOLE FOODS MKT INC           COM       966837106     3,667      89,886   SH        SHARED-DEFINED           89,886
CARMAX INC                    COM       143130102    10,345     523,786   SH        SHARED-DEFINED          523,786
FAMOUS DAVES OF AMERICA INC   COM       307068106    12,825     945,763   SH        SHARED-DEFINED          945,763
FORD MOTOR CO DEL PAR $0.01   COM       345370860     8,292   1,232,092   SH        SHARED-DEFINED        1,232,092
DELIA*S INC NEW               COM       246911101     1,968     726,156   SH        SHARED-DEFINED          726,156
